SCHEDULE OF WARRANTS AND COMPENSATION OPTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Warrants and Compensation Options, Historical Average Exercise Price Beginning Balance	$ 6.15	$ 7.10	$ 3.90
Warrants and Compensation Options, Number of Warrants/Compensation options Beginning Balance	3,512,171	3,021,353	3,269,050
Warrants and Compensation Options, Historical Fair value Beginning Balance	$ 5,905,642	$ 5,328,455	$ 5,557,002
Fair value of warrant issued on private placement, Historical Average Exercise Price		$ 1.17	$ 9.00
Fair value of warrant issued on private placement, Number of Warrants/Compensation options		563,318	1,764,720
Fair value of warrant issued on private placement, Historical Fair value		$ 656,734	$ 3,766,007
Fair value of broker warrants issued on private placement, Historical Average Exercise Price			$ 6.70
Fair value of broker warrants issued on private placement, Number of Warrants/Compensation options			105,883
Fair value of broker warrants issued on private placement, Historical Fair value			$ 288,197
Fair value of warrants issued on conversion of convertible debentures, Historical Average Exercise Price			$ 3.80
Fair value of warrants issued on conversion of convertible debentures, Number of Warrants/Compensation options			1,119,750
Fair value of warrants issued on conversion of convertible debentures, Historical Fair value			$ 1,229,305
Historical fair value assigned to warrants exercised, Historical Average Exercise Price	$ 3.27	$ 3.90	$ 3.90
Historical fair value assigned to warrants exercised, Number of Warrants/Compensation options	(2,364,066)	(72,500)	(3,144,750)
Historical fair value assigned to warrants exercised, Historical Fair value	$ (4,418,783)	$ (79,547)	$ (5,351,586)
Fair value of expired warrants issued on public offering, Historical Average Exercise Price	$ 4.50		$ 3.90
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options	(584,787)		(93,300)
Fair value of expired warrants issued on public offering, Historical Fair value	$ (816,744)		$ (160,470)
Fair value of expired warrants issued on public offering, Historical Average Exercise Price
Fair value of expired warrants issued on public offering, Number of Warrants/Compensation options	1,786,000
Fair value of expired warrants issued on public offering, Historical Fair value
Warrants and Compensation Options, Historical Average Exercise Price Ending Balance	$ 1.77	$ 6.15	$ 7.10
Warrants and Compensation Options, Number of Warrants/Compensation options Ending Balance	2,349,318	3,512,171	3,021,353
Warrants and Compensation Options, Historical Fair value Ending Balance	$ 670,115	$ 5,905,642	$ 5,328,455